Organization and Purpose (Detail) - USD ($)			1 Months Ended	6 Months Ended		12 Months Ended
	Jun. 18, 2020	Feb. 11, 2020	Jun. 30, 2020	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Feb. 29, 2020
Subsidiary, Sale of Stock [Line Items]
Repayments of outstanding debt				$ 5,170,396,000	$ 0	$ 294,000,000	$ 294,000,000	$ 193,000,000
Old RPI | Legacy Investors Partnerships
Subsidiary, Sale of Stock [Line Items]
Ownership percentage (as a percent)						80.00%
Noncontrolling interest (percentage)						20.00%			18.00%
RPCT
Subsidiary, Sale of Stock [Line Items]
Ownership percentage (as a percent)		66.00%
RPCT | RPSFT
Subsidiary, Sale of Stock [Line Items]
Noncontrolling interest (percentage)		34.00%
Senior Secured Debt | RPI Intermediate FT Senior Secured Credit Facilities - Tranche B-1
Subsidiary, Sale of Stock [Line Items]
New line of credit facility		$ 2,840,000,000	$ 2,825,800,000	2,825,800,000
Senior Secured Debt | Old Credit Facility
Subsidiary, Sale of Stock [Line Items]
Repayments of outstanding debt		6,300,000,000
Senior Secured Debt | RPI Intermediate FT Senior Secured Credit Facilities - Tranche A-1
Subsidiary, Sale of Stock [Line Items]
New line of credit facility		3,200,000,000	$ 3,120,000,000	$ 3,120,000,000
Senior Secured Debt | Legacy Investors Partnerships | R P I Intermediate Ft Senio Secured Credit Facilities Tranche A1
Subsidiary, Sale of Stock [Line Items]
New line of credit facility		1,300,000,000
Senior Secured Debt | RPI Intermediate FT | RPI Intermediate FT Senior Secured Credit Facilities - Tranche B-1
Subsidiary, Sale of Stock [Line Items]
New line of credit facility		6,000,000,000
Senior Secured Debt | RPI Intermediate FT | RPIFT Senior Secured Credit Facilities
Subsidiary, Sale of Stock [Line Items]
Repayments of outstanding debt		$ 5,200,000,000
Exchange Offer Transaction | Legacy Investors Partnerships
Subsidiary, Sale of Stock [Line Items]
Exchange offering, ownership percentage		82.00%
Exchange Offer Transaction | Old RPI
Subsidiary, Sale of Stock [Line Items]
Ownership percentage (as a percent)		82.00%
IPO
Subsidiary, Sale of Stock [Line Items]
Sale of stock, consideration received	$ 1,900,000,000
Underwriting discounts and commissions	$ (86,300,000)
IPO | Common Class A
Subsidiary, Sale of Stock [Line Items]
Number of shares issued (in shares)	89,333,920
Sale of stock, price per share (in dollars per share)	$ 28.00
IPO Shares From Company | Common Class A
Subsidiary, Sale of Stock [Line Items]
Number of shares issued (in shares)	71,652,250
I P O Shares From Selling Shareholders | Common Class A
Subsidiary, Sale of Stock [Line Items]
Number of shares issued (in shares)	17,681,670
Underwriters' Option | Common Class A
Subsidiary, Sale of Stock [Line Items]
Number of shares issued (in shares)	11,652,250
IPO Continuing Investors Partnerships | Common Class A
Subsidiary, Sale of Stock [Line Items]
Number of shares available to convert (in shares)			294,175,555
IPO Continuing Investors Partnerships | Common Class B
Subsidiary, Sale of Stock [Line Items]
Number of shares available to convert (in shares)			294,175,555
Number of shares converted (in shares)			241,207,425
Forecast | RPCT
Subsidiary, Sale of Stock [Line Items]
Ownership percentage (as a percent)		66.00%
Forecast | RPCT | RPSFT
Subsidiary, Sale of Stock [Line Items]
Noncontrolling interest (percentage)		34.00%
Forecast | Senior Secured Debt | Old Credit Facility
Subsidiary, Sale of Stock [Line Items]
Repayments of outstanding debt		$ 6,273,000,000
Forecast | Senior Secured Debt | Legacy Investors Partnerships | RPI Intermediate FT Senior Secured Credit Facilities - Tranche A-1
Subsidiary, Sale of Stock [Line Items]
New line of credit facility		1,260,000,000
Forecast | Senior Secured Debt | RPI Intermediate FT | RPI Intermediate FT Senior Secured Credit Facilities - Tranche B-1
Subsidiary, Sale of Stock [Line Items]
New line of credit facility		6,040,000,000
Forecast | Senior Secured Debt | RPI Intermediate FT | RPIFT Senior Secured Credit Facilities
Subsidiary, Sale of Stock [Line Items]
Repayments of outstanding debt		$ 5,175,884,653
Forecast | Exchange Offer Transaction | Legacy Investors Partnerships
Subsidiary, Sale of Stock [Line Items]
Exchange offering, ownership percentage		82.00%
Forecast | Exchange Offer Transaction | Old RPI
Subsidiary, Sale of Stock [Line Items]
Ownership percentage (as a percent)		82.00%